Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2022
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents, marketable securities and short-term investments
—
Note 5
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents and

marketable securities and short
‑
term investments consisted of

the following:
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2022 ($ in millions)
Cost basis gains losses Fair value equivalents investments
Changes in fair value

recorded in
net income
Cash

1,715 1,715 1,715
Time deposits

2,459 2,459 2,459
Equity securities 345 10 355 355
4,519 10 — 4,529 4,174 355
Changes in fair value

recorded in
other comprehensive

income
Debt securities available-for-sale:
—U.S. government obligations

269 1 (15) 255 255
—Other government obligations

58 58 58
—Corporate

64 (7) 57 57
391 1 (22) 370 — 370
Total 4,910 11 (22) 4,899 4,174 725
Of which:
—Restricted cash, current 18
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2021 ($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value

recorded in
net income
Cash

2,752 2,752 2,752
Time deposits

2,037 2,037 1,737 300
Equity securities 569 18 587 587
5,358 18 — 5,376 4,489 887
Changes in fair value

recorded in
other comprehensive

income
Debt securities available-for-sale:
—U.S. government obligations

203 7 (1) 209 209
—Corporate

74 1 (1) 74 74
277 8 (2) 283 — 283
Total 5,635 26 (2) 5,659 4,489 1,170
Of which:
—Restricted cash, current 30
—Restricted cash, non-current 300
Contractual maturities
Contractual maturities of debt securities

consisted of the following:
Available-for-sale
December 31, 2022 ($ in millions) Cost basis Fair value
Less than one year

139 138
One to five years

157 148
Six to ten years

90 80
Due after ten years 4 4
Total 390 370
At December 31, 2022 and 2021,

the Company pledged $
69

million and $
66

million, respectively, of
available ‑ for ‑
sale marketable securities as collateral

for issued letters of credit and

other security
arrangements.